Stock Options	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Stock Options
9.	Stock Options

Stock Incentive Plan

The Company’s 2014 Stock Incentive Plan (the Prior Plan), originally approved in 2014, provided for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, and shares of restricted stock. Under the terms of the Prior Plan, there were 4,587,956 shares of common stock authorized for grant to employees, officers, directors and consultants, as of December 31, 2022. In October 2023, the Company adopted the 2023 Stock Incentive Plan (the New Plan). The New Plan reserves a total of 5,775,000 shares of the Company’s Class F Common Stock for issuance thereunder, with 3,692,995 shares reserved as either options outstanding or shares exercised from awards granted under the Prior Plan, and further subject to the condition that the total number of shares issued thereunder shall not exceed 16.5% of the fully diluted outstanding shares of the Company’s common stock. Under the terms of the New Plan and including the reserved shares from the Prior Plan, there were 5,174,110 shares of common stock authorized for grant to employees, officers, directors and consultants, as of December 31, 2023.

The Board of Directors determines the terms of each grant. As of the date of this report, the Company has only granted incentive stock options and nonqualified stock options. Generally, 25% of these options vest on the one-year anniversary of the vesting commencement date, and 1/36 of the remaining options vest each month thereafter. The options typically have a contractual life of ten (10) years. There were 792,105 and 782,298 shares available for grant under the Plan as of December 31, 2023, and 2022, respectively.

Performance Equity Plan

The Company’s Performance Equity Plan (the Performance Plan) was adopted in October 2023 and provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, and shares of restricted stock to certain of our employees, directors, and consultants. Awards made under the Performance Plan are subject to certain performance vesting criteria based on either (i) the Company’s stock price, as quoted on a publicly traded market or stock exchange, being equal to or greater than certain prices or (ii) the Company having at least two (2) consecutive independent stock price valuations completed on its common stock (and approved by the Board) that value the Company’s common stock at a price equal to or higher than the vesting stock price applicable to the award. The Performance Plan reserves a total of 2,797,466 shares of the Company’s Class C Common Stock for issuance. As of December 31, 2023, options exercisable for 924,692 shares of Class C Common Stock had been issued as part of the Performance Plan, with 1,872,774 shares of Class C Common Stock remaining available for issuance. The options typically have a contractual life of ten (10) years.

Stock-based compensation expense, related to options grants of both plans, for the years ended December 31, 2023, and 2022, was $1,031,656 and $1,503,969, respectively. As of December 31, 2023, and 2022, the Company had $7,977,220 and $1,951,694 respectively, of unrecognized stock-based compensation costs related to non-vested awards that will be recognized over a weighted-average period of 4.97 and 2.72 years, respectively. The Company uses an estimated 30% forfeiture rate.

The following sets forth the outstanding common stock options for both the Stock Incentive Plan and the Performance Equity Plan and related activity for the years ended December 31, 2023, and 2022:

		Weighted
	Number of	Average Exercise
	Options	Price Per Share
Outstanding as of January 1, 2022	2,291,628	4.47
Granted	431,763	11.95
Exercised	(77,011)	3.36
Forfeited	(319,068)	8.90
Outstanding as of December 31, 2022	2,327,312	5.26
Granted	1,712,073	14.18
Exercised	(197,656)	1.19
Forfeited	(139,619)	10.78
Outstanding as of December 31, 2023	3,702,110	9.41

The following summarizes information about stock options outstanding for both the Stock Incentive Plan and the Performance Equity Plan as of December 31, 2023:

	Weighted Average
	Remaining
Number of Options	Contractual	Weighted Average	Number of Options	Weighted Average
Outstanding	Life (Years)	Exercise Price	Exercisable	Exercise Price
33,311	0.46	$0.18	33,311	$0.18
10,000	0.84	0.30	10,000	0.30
602,218	5.56	0.32	601,278	0.32
43,500	1.44	0.50	43,500	0.50
49,000	2.56	0.82	49,000	0.82
286,944	7.21	3.42	243,494	3.42
430,060	7.62	8.63	269,996	8.63
235,300	7.84	8.90	128,012	8.90
331,878	8.67	11.95	237,106	11.95
1,679,899	9.61	14.18	52,986	14.18
3,702,110	8.04	$9.41	1,668,683	$4.88

The fair value of each stock-based award granted from the Stock Incentive Plan was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions as of December 31:

	2023	2022
Risk-free interest rate	3.63% – 4.86%	2.85% – 3.67%
Expected stock price volatility	50%	50%
Expected dividend yield	0%	0%
Expected life of options	5 years	5 years

The fair value of each stock-based award granted from the Performance Equity Plan was estimated on the date of grant using the Monte-Carlo option-pricing model with the following assumptions as of December 31:

2023
Risk-free interest rate	4.81%
Expected stock price volatility	46%
Expected dividend yield	0%
Expected life of options	6.8 – 7.9 years

No awards were granted from the Performance Equity Plan in 2022.

As of December 31, 2023, and 2022, the aggregate intrinsic value of options outstanding was $17,658,438 and $15,510,235, respectively. As of December 31, 2022, and 2021, the aggregate intrinsic value of options exercisable was $15,511,710 and $13,242,315, respectively.

Expected option lives and volatilities were based on historical data of the Company and comparable companies in the industry. The risk-free interest rate was calculated using similar rates published by the Federal Reserve. The Company has no plans to declare any future dividends.